Subsequent Events (Details) (USD $)	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Oct. 02, 2014
Series B Preferred Stock [Member]
Subsequent Event
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.9375
Preferred Stock, Dividend Rate, Percentage	3.75%
Series C Preferred Stock [Member]
Subsequent Event
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.625
Preferred Stock, Dividend Rate, Percentage	2.50%
Business Acquisition, Acquiree [Domain] | PowerBar [Member]
Subsequent Event
Acquisition Purchase Price, Gross		$ 150,000,000.0
Business Combination, Consideration Transferred		136,100,000.0
Business Acquisition, Acquiree [Domain] | American Blanching Company [Member]
Subsequent Event
Business Combination, Consideration Transferred		$ 128,000,000.0